Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: June 10, 2021

Payment Date	6/15/2021
Collection Period Start	5/1/2021
Collection Period End	5/31/2021
Interest Period Start	5/17/2021
Interest Period End	6/14/2021

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$287,761,644.50	$24,161,593.10	$263,600,051.40	0.642927	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$455,291,644.50	$24,161,593.10	$431,130,051.40

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$466,991,233.32	$442,343,278.70	0.353875
YSOC Amount	$8,635,753.77	$8,149,392.25
Adjusted Pool Balance	$458,355,479.55	$434,193,886.45
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$287,761,644.50	2.51000%	30/360	$601,901.44
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$455,291,644.50			$972,989.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$466,991,233.32	$442,343,278.70
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$458,355,479.55	$434,193,886.45
Number of Receivable Outstanding	41,158	40,036
Weight Average Contract Rate	4.45%	4.46%
Weighted Average Remaining Term (months)	36	35

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,669,774.05
Principal Collections	$24,472,302.27
Liquidation Proceeds	$139,755.95
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,281,832.27
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,281,832.27

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$389,159.36	$389,159.36	$—	$—	$25,892,672.91
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,892,672.91
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,892,672.91
Interest - Class A-3 Notes	$601,901.44	$601,901.44	$—	$—	$25,290,771.47
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$25,024,915.47
First Allocation of Principal	$—	$—	$—	$—	$25,024,915.47
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$24,982,618.47
Second Allocation of Principal	$—	$—	$—	$—	$24,982,618.47
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$24,952,377.14
Third Allocation of Principal	$8,837,758.05	$8,837,758.05	$—	$—	$16,114,619.09
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,081,925.76
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,821,925.76
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,821,925.76
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$758,090.71
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$758,090.71
Remaining Funds to Certificates	$758,090.71	$758,090.71	$—	$—	$—
Total	$26,281,832.27	$26,281,832.27	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$8,635,753.77
Increase/(Decrease)	$(486,361.52)
Ending YSOC Amount	$8,149,392.25

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$458,355,479.55	$434,193,886.45
Note Balance	$455,291,644.50	$431,130,051.40
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	17	$175,652.35
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	85	$139,755.95
Monthly Net Losses (Liquidation Proceeds)			$35,896.40
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			—%
Preceding Collection Period			0.01%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$1,952,953.50
Cumulative Net Loss Ratio			0.16%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	55	$744,272.03
60-89 Days Delinquent	0.07%	19	$289,176.96
90-119 Days Delinquent	0.02%	5	$72,374.18
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	79	$1,105,823.17

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$76,266.08
Total Repossessed Inventory	5	$92,267.79

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	24	$361,551.14
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.07%
Second Preceding Collection Period		0.06%
Preceding Collection Period		0.07%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.09%	29	0.07%